Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2022
Entity Registrant Name	BNY Mellon Advantage Funds, Inc.
Entity Central Index Key	0000914775
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 21, 2022
Document Effective Date	Dec. 30, 2022
Prospectus Date	Dec. 30, 2022
BNY Mellon Dynamic Value Fund | Class A
Prospectus:
Trading Symbol	DAGVX
BNY Mellon Dynamic Value Fund | Class C
Prospectus:
Trading Symbol	DCGVX
BNY Mellon Dynamic Value Fund | Class I
Prospectus:
Trading Symbol	DRGVX
BNY Mellon Dynamic Value Fund | Class Y
Prospectus:
Trading Symbol	DRGYX
BNY Mellon Opportunistic Midcap Value Fund | Class A
Prospectus:
Trading Symbol	DMCVX
BNY Mellon Opportunistic Midcap Value Fund | Class C
Prospectus:
Trading Symbol	DVLCX
BNY Mellon Opportunistic Midcap Value Fund | Class I
Prospectus:
Trading Symbol	DVLIX
BNY Mellon Opportunistic Midcap Value Fund | Class Y
Prospectus:
Trading Symbol	DMCYX
BNY Mellon Opportunistic Small Cap Fund | Investor Shares
Prospectus:
Trading Symbol	DSCVX
BNY Mellon Opportunistic Small Cap Fund | Class Y
Prospectus:
Trading Symbol	DSCYX
BNY Mellon Opportunistic Small Cap Fund | Class I
Prospectus:
Trading Symbol	DOPIX
BNY Mellon Technology Growth Fund | Class A
Prospectus:
Trading Symbol	DTGRX
BNY Mellon Technology Growth Fund | Class C
Prospectus:
Trading Symbol	DTGCX
BNY Mellon Technology Growth Fund | Class I
Prospectus:
Trading Symbol	DGVRX
BNY Mellon Technology Growth Fund | Class Y
Prospectus:
Trading Symbol	DTEYX